Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 622,922	$ 574,127	$ 633,855	$ 682,777
Liabilities:
Short-term borrowings	118,359		132,693
Short-term borrowings from related parties	24,450		5,357
Senior Long Term Notes	5,336,725		5,514,947
Noncontrolling interests subject to put provisions	827,094		824,658
Notional amount cash of flow hedge	280,574	401,555
Notional amount of foreign currency derivative	423,905	478,355
notional amount of derivative asset	1,345,171	1,568,928
Amount estimated to be transferred in the future from accumulated OCI into earnings	71,526	85,675
Amount of additional interest expense expected to be reclassified into earnings	17,873
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	26,958		26,820
Derivative liabilities subject to master netting agreements	97,906		52,380
Derivative net assets subject to master netting agreements	6,628		13,856
Derivative net liabiltiies subject to master netting agreements	77,576		39,416
Euro Notes [Member]
Liabilities:
Senior Long Term Notes			451,653
Equity Neutral Convertible Bonds [Member]
Liabilities:
Senior Long Term Notes	401,723
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	622,922		633,855
Accounts receivable	3,363,386		3,431,672
Long-term notes receivable	180,577		180,250
available for sale	175,523		171,917
Liabilities:
Accounts Payable	720,623		713,915
Short-term borrowings	142,809		138,050
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	356,460		527,062
Senior Credit Agreement	2,813,800		2,900,222
Noncontrolling interests subject to put provisions	827,094		824,658
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	5,336,725		5,514,947
Carrying Reported Amount Fair Value Disclosure [Member] | Equity Neutral Convertible Bonds [Member]
Liabilities:
Senior Long Term Notes	401,723		451,653
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	622,922		633,855
Accounts receivable	3,363,386		3,431,672
Long-term notes receivable	185,441		180,308
available for sale	175,523		171,917
Liabilities:
Accounts Payable	720,623		713,915
Short-term borrowings	142,809		138,050
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	356,460		527,062
Senior Credit Agreement	2,813,800		2,900,222
Noncontrolling interests subject to put provisions	827,094		824,658
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	5,877,684		5,992,859
Portion At Fair Value Fair Value Disclosure [Member] | Equity Neutral Convertible Bonds [Member]
Liabilities:
Senior Long Term Notes	$ 524,764		$ 531,193